Variable Interest Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities	Variable Interest Entities
Consolidated VIEs
The Company consolidates certain securitization trusts in which we have a variable interest and are deemed to be the primary beneficiary. Our consolidation policy is further discussed in Note 1.
The VIEs are SPEs with portfolio loans securing debt obligations. The SPEs were created and designed to transfer credit and interest rate risk associated with consumer loans through the issuance of collateralized notes and trust certificates. The Company makes standard representations and warranties to repurchase or replace qualified portfolio loans. Aside from these representations, the holders of the asset-backed debt obligations have no recourse to the Company if the cash flows from the underlying portfolio loans securing such debt obligations are not sufficient to pay all principal and interest on the asset-backed debt obligations. We hold a significant interest in these financing transactions through our ownership of a portion of the residual interest in certain VIEs. In addition, in some cases, we invest in the debt obligations issued by the VIE. Our investments in consolidated VIEs eliminate in consolidation. The residual interest is the first VIE interest to absorb losses should the loans securing the debt obligations not provide adequate cash flows to satisfy more senior claims and is, by design, the interest that we expect to absorb the expected gains and losses of the VIE. The Company’s exposure to credit risk in sponsoring SPEs is limited to our investment in the VIE. VIE creditors have no recourse against our general credit.
The following table presents the assets and liabilities of consolidated VIEs that were included in our Unaudited Condensed Consolidated Balance Sheets. The assets in the below table may only be used to settle obligations of consolidated VIEs and were in excess of those obligations as of the dates presented. Additionally, the assets and liabilities in the table below exclude intercompany balances, which eliminate upon consolidation:

	March 31,	December 31,
	2021	2020
Assets:
Restricted cash and restricted cash equivalents	$86,815	$76,973
Loans	1,254,760	1,468,170
Total assets	$1,341,575	$1,545,143
Liabilities:
Accounts payable, accruals and other liabilities	$614	$759
Debt(1)	1,059,443	1,248,822
Residual interests classified as debt	114,882	118,298
Total liabilities	$1,174,939	$1,367,879
___________________
(1)Debt is presented net of debt issuance costs and debt discounts.
Nonconsolidated VIEs
We have created and designed personal loan and student loan trusts to transfer associated credit and interest rate risk associated with the loans through the issuance of collateralized notes and residual certificates. We have a variable interest in the nonconsolidated loan trusts, as we own collateralized notes and residual certificates in the loan trusts that absorb variability. We also have continuing, non-controlling involvement with the trusts as the servicer. As servicer, we have the power to perform the activities which most impact the economic performance of the VIE, but since we hold an insignificant financial interest in the trusts, we are not the primary beneficiary. We define an insignificant financial interest as less than 10% of the expected gains and losses of the VIE. This financial interest represents the equity ownership interest in the loan trusts, wherein there is an obligation to absorb losses and the right to receive benefits from residual certificate ownership. The maximum exposure to loss as a result of our involvement with the nonconsolidated VIE is limited to our investment. There are no liquidity arrangements, guarantees or other commitments by third parties that may affect the fair value or risk of our variable interests in nonconsolidated VIEs.
Personal Loans
We did not establish any personal loan trusts during the three months ended March 31, 2021 that were not consolidated as of the corresponding balance sheet date. We established one personal loan trust during the three months ended March 31, 2020 that was not consolidated as of the corresponding balance sheet date. As of both March 31, 2021 and December 31, 2020, we had investments in nine nonconsolidated personal loan VIEs.
We did not provide financial support to any personal loan trusts beyond our initial equity investment during the periods presented. We did not deconsolidate any personal loan VIEs during the three months ended March 31, 2021. We deconsolidated two personal loan VIEs during the three months ended March 31, 2020, which were originally consolidated in 2017.
Student Loans
We established two student loan trusts during each of the three months ended March 31, 2021 and 2020 that were not consolidated as of the corresponding balance sheet dates. As of March 31, 2021 and December 31, 2020, we had investments in 22 and 20 nonconsolidated student loan VIEs.
We did not provide financial support to any student loan trusts beyond our initial equity investment during the periods presented. We did not deconsolidate any student loan VIEs during the three months ended March 31, 2021 and 2020.
The following table presents the aggregate outstanding value of asset-backed bonds and residual interests owned by the Company in nonconsolidated VIEs, which were included in our Unaudited Condensed Consolidated Balance Sheets:

	March 31,	December 31,
	2021	2020
Personal loans	$60,412	$71,115
Student loans	401,697	425,820
Securitization investments	$462,109	$496,935
Variable Interest Entities
Consolidated VIEs
The Company consolidates certain securitization trusts in which we have a variable interest and are deemed to be the primary beneficiary. Our consolidation policy is further discussed in Note 1.
The VIEs are SPEs with portfolio loans securing debt obligations. The SPEs were created and designed to transfer credit and interest rate risk associated with consumer loans through the issuance of collateralized notes and trust certificates. The Company makes standard representations and warranties to repurchase or replace qualified portfolio loans. Aside from these representations, the holders of the asset-backed debt obligations have no recourse to the Company if the cash flows from the underlying portfolio loans securing such debt obligations are not sufficient to pay all principal and interest on the asset-backed debt obligations. We hold a significant interest in these financing transactions through our ownership of a portion of the residual interest in certain VIEs. In addition, in some cases, we invest in the debt obligations issued by the VIE. Our investments in consolidated VIEs eliminate in consolidation. The residual interest is the first VIE interest to absorb losses should the loans securing the debt obligations not provide adequate cash flows to satisfy more senior claims and is, by design, the interest that we expect to absorb the expected gains and losses of the VIE. The Company’s exposure to credit risk in sponsoring SPEs is limited to our investment in the VIE. VIE creditors have no recourse against our general credit.
The following table presents the assets and liabilities of consolidated VIEs that were included in our Consolidated Balance Sheets. The assets in the below table may only be used to settle obligations of consolidated VIEs and were in excess of those obligations as of the dates presented. Additionally, the assets and liabilities in the table below exclude intercompany balances, which eliminate upon consolidation:

	December 31,
	2020	2019
Assets:
Restricted cash and restricted cash equivalents	$76,973	$117,733
Loans	1,468,170	2,992,527
Total assets	$1,545,143	$3,110,260
Liabilities:
Accounts payable, accruals and other liabilities	$759	$1,479
Debt(1)	1,248,822	2,539,610
Residual interests classified as debt	118,298	271,778
Total liabilities	$1,367,879	$2,812,867
___________________
(1)Debt is presented net of debt issuance costs and debt discounts.
Nonconsolidated VIEs
We have created and designed personal and student loan trusts to transfer associated credit and interest rate risk associated with the loans through the issuance of collateralized notes and residual certificates. We have a variable interest in the nonconsolidated loan trusts, as we own collateralized notes and residual certificates in the loan trusts that absorb variability. We also have continuing, non-controlling involvement with the trusts as the servicer. As servicer, we have the power to perform the activities which most impact the economic performance of the VIE, but since we hold an insignificant financial interest in the trusts, we are not the primary beneficiary. We define an insignificant financial interest as less than 10% of the expected gains and losses of the VIE. This financial interest represents the equity ownership interest in the loan trusts, wherein there is an obligation to absorb losses and the right to receive benefits from residual certificate ownership. The maximum exposure to loss as a result of our involvement with the nonconsolidated VIE is limited to our investment. There are no liquidity arrangements, guarantees or other commitments by third parties that may affect the fair value or risk of our variable interests in nonconsolidated VIEs.
Personal Loans
We established one and seven personal loan trusts during the years ended December 31, 2020 and 2019, respectively, that were not consolidated as of the respective balance sheet date. As of December 31, 2020 and 2019, we had investments in nine and thirteen nonconsolidated personal loan VIEs, respectively.
We did not provide financial support to any personal loan trusts beyond our initial equity investment during any of the periods presented. We deconsolidated three VIEs during the year ended December 31, 2020, which were originally consolidated in 2017. We deconsolidated six VIEs during the year ended December 31, 2019, which were also created during 2019.
Student Loans
We established four and nine student loan trusts during the years ended December 31, 2020 and 2019, respectively, that were not consolidated as of the respective balance sheet date. As of both December 31, 2020 and 2019, we had investments in 20 nonconsolidated student loan VIEs.
We did not provide financial support to the student loan trusts beyond our initial equity investment during any of the periods presented. We consolidated one VIE during the year ended December 31, 2020 that was also deconsolidated during the year. There were no VIEs deconsolidated during the years ended December 31, 2019 and 2018.
The following table presents the aggregate outstanding value of asset-backed bonds and residual interests owned by the Company in nonconsolidated VIEs, which were included in our Consolidated Balance Sheets:

	December 31,
	2020	2019
Personal loans	$71,115	$181,703
Student loans	425,820	472,249
Securitization investments	$496,935	$653,952